Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,993,880
Previously Paid Amount	0.00
Total Fee Amount	689.65
Total Offset Amount	0.00
Net Fee	689.65
Narrative - Max Aggregate Offering Price	$ 4,993,880
Final Prospectus	true